Borrowing and Credit Agreements - Additional Information (Details) - USD ($)									1 Months Ended	4 Months Ended	12 Months Ended
	Jan. 03, 2017	Jul. 27, 2016	May 31, 2016	May 16, 2016	Jul. 20, 2015	May 20, 2015	Sep. 04, 2014	Aug. 07, 2014	Aug. 31, 2015	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jun. 13, 2016
Debt Instrument [Line Items]
Loss on early extinguishment of debt											$ 643,000,000	$ 0	$ 521,000,000
Proceeds from issuance of senior long-term debt								$ 1,500,000,000
Carrying amount of long-term debt											$ 25,700,000,000
Omnicare, Inc.
Debt Instrument [Line Items]
Notes assumed									$ 3,100,000,000
Convertible debt										$ 5,000,000		5,000,000
Repayments of debt												$ 2,400,000,000
Carrying amount of long-term debt									700,000,000
Commercial paper
Debt Instrument [Line Items]
Weighted average interest rate											1.22%
Bridge Loan
Debt Instrument [Line Items]
Bridge loan						$ 13,000,000,000
Loan processing fee						$ 52,000,000
5.75% senior notes due 2017
Debt Instrument [Line Items]
Interest rate, stated percentage								5.75%
6.25% senior notes due 2027
Debt Instrument [Line Items]
Interest rate, stated percentage								6.25%
6.125% senior notes due 2039
Debt Instrument [Line Items]
Interest rate, stated percentage								6.125%
5.75% senior notes due 2041
Debt Instrument [Line Items]
Interest rate, stated percentage								5.75%
Senior notes 1.900% due in 2018, 2.800% due in 2020, 3.500% due in 2022, 4.875% due in 2035, and 5.125% due in 2045
Debt Instrument [Line Items]
Debt instrument, face amount					$ 15,000,000,000
2.25% senior notes due 2019
Debt Instrument [Line Items]
Debt instrument, face amount								$ 850,000,000
Interest rate, stated percentage								2.25%
3.375% senior notes due 2024
Debt Instrument [Line Items]
Debt instrument, face amount								$ 650,000,000
Interest rate, stated percentage								3.375%
6.25% senior notes due in 2027 and 6.125% due in 2039 and 5.75 Percent Due in 2041 and 5.75 Percent Due in 2017
Debt Instrument [Line Items]
Redemption premium							$ 490,000,000
Loss on early extinguishment of debt							521,000,000
Extinguishment of debt amount tender offer							2,000,000,000.0	$ 1,500,000,000.0
Write-off of unamortized deferred financing charges							26,000,000
Extinguishment of debt tender fees							$ 5,000,000
Unsecured Backup Credit Facilities
Debt Instrument [Line Items]
Commitment fee percentage											0.03%
Long-term line of credit											$ 0
Unsecured Backup Credit Facilities | Unsecured Backup Credit Facility Expiring May 2018
Debt Instrument [Line Items]
Maximum borrowing capacity											$ 1,000,000,000
Line of credit facility term (in years)											5 years
Unsecured Backup Credit Facilities | Unsecured Backup Credit Facility Expiring July 2019
Debt Instrument [Line Items]
Maximum borrowing capacity											$ 1,250,000,000.00
Line of credit facility term (in years)											5 years
Unsecured Backup Credit Facilities | Unsecured Backup Credit Facility Expiring July 1, 2020
Debt Instrument [Line Items]
Maximum borrowing capacity											$ 1,250,000,000.00
Line of credit facility term (in years)											5 years
Line of Credit | Revolving Credit Facility | Subsequent Event
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 2,500,000,000.0
Commitment fee percentage	0.03%
Borrowing capacity reduction 1	$ 750,000,000
Borrowing capacity reduction 2	$ 500,000,000
Unsecured Debt
Debt Instrument [Line Items]
Proceeds from issuance of senior long-term debt					14,800,000,000
Unsecured Debt | 2.125% senior notes due 2021
Debt Instrument [Line Items]
Debt instrument, face amount				$ 1,750,000,000.00
Interest rate, stated percentage				2.125%
Unsecured Debt | 2.875% senior notes due 2026
Debt Instrument [Line Items]
Debt instrument, face amount				$ 1,750,000,000.00
Interest rate, stated percentage				2.875%
Unsecured Debt | 2016 Notes
Debt Instrument [Line Items]
Proceeds from issuance of debt				$ 3,500,000,000
Unsecured Debt | 4.875% senior notes due 2035
Debt Instrument [Line Items]
Debt instrument, face amount					$ 2,000,000,000
Interest rate, stated percentage					4.875%
Unsecured Debt | 3.875% senior notes due 2025
Debt Instrument [Line Items]
Debt instrument, face amount					$ 3,000,000,000
Interest rate, stated percentage					3.875%
Unsecured Debt | 1.9% senior notes due 2018
Debt Instrument [Line Items]
Debt instrument, face amount					$ 2,250,000,000.00
Interest rate, stated percentage					1.90%
Unsecured Debt | 2.8% senior notes due 2020
Debt Instrument [Line Items]
Debt instrument, face amount					$ 2,750,000,000.00
Interest rate, stated percentage					2.80%
Unsecured Debt | 3.5% senior notes due 2022
Debt Instrument [Line Items]
Debt instrument, face amount					$ 1,500,000,000.0
Interest rate, stated percentage					3.50%
Unsecured Debt | 5.125% senior notes due 2045
Debt Instrument [Line Items]
Debt instrument, face amount					$ 3,500,000,000.0
Interest rate, stated percentage					5.125%
Senior Notes | 5.75% senior notes due 2017
Debt Instrument [Line Items]
Interest rate, stated percentage				5.75%
Senior Notes | 6.6% senior notes due 2019
Debt Instrument [Line Items]
Interest rate, stated percentage				6.60%
Senior Notes | 4.75% senior notes due 2020
Debt Instrument [Line Items]
Interest rate, stated percentage				4.75%
Senior Notes | Maximum Tender Offer Notes
Debt Instrument [Line Items]
Authorized face amount to be repurchased			$ 2,250,000,000.00	$ 1,500,000,000.0
Repurchased face amount														$ 2,250,000,000
Senior Notes | 6.25% senior notes due 2027
Debt Instrument [Line Items]
Interest rate, stated percentage				6.25%
Senior Notes | 6.125% senior notes due 2039
Debt Instrument [Line Items]
Interest rate, stated percentage				6.125%
Senior Notes | 5.75% senior notes due 2041
Debt Instrument [Line Items]
Interest rate, stated percentage				5.75%
Senior Notes | 5% senior notes due 2024
Debt Instrument [Line Items]
Debt instrument, face amount									296,000,000
Interest rate, stated percentage				5.00%							5.00%
Senior Notes | 5% senior notes due 2024 | Omnicare, Inc.
Debt Instrument [Line Items]
Carrying amount of long-term debt									300,000,000
Senior Notes | 4.750% senior notes due in 2022
Debt Instrument [Line Items]
Debt instrument, face amount									388,000,000
Interest rate, stated percentage				4.75%							4.75%
Senior Notes | 4.750% senior notes due in 2022 | Omnicare, Inc.
Debt Instrument [Line Items]
Carrying amount of long-term debt									400,000,000
Senior Notes | 4.875% senior notes due 2035
Debt Instrument [Line Items]
Interest rate, stated percentage				4.875%
Senior Notes | 3.875% senior notes due 2025
Debt Instrument [Line Items]
Interest rate, stated percentage				3.875%
Senior Notes | Any and All Notes
Debt Instrument [Line Items]
Repurchased face amount		$ 1,100,000,000												$ 835,000,000
Redemption premium		97,000,000
Write off of deferred debt issuance cost		$ 4,000,000
Loss on early extinguishment of debt											$ 101,000,000
Senior Notes | The Notes
Debt Instrument [Line Items]
Redemption premium				$ 486,000,000
Write off of deferred debt issuance cost				50,000,000
Payments of debt extinguishment costs				$ 6,000,000
Loss on early extinguishment of debt											$ 542,000,000
Convertible Debt | Omnicare, Inc.
Debt Instrument [Line Items]
Notes assumed									$ 2,000,000,000
Loans Payable | Omnicare, Inc.
Debt Instrument [Line Items]
Repayments of debt										$ 400,000,000
Enhanced Capital Advantage Preferred Securities
Debt Instrument [Line Items]
Repayment of ECAPS													$ 41,000,000